Redeemable Convertible Preferred Stock - Schedule of Preferred Stock (Details) - USD ($) $ in Thousands	3 Months Ended				8 Months Ended	12 Months Ended
	Jan. 07, 2024	Oct. 15, 2023	Jul. 23, 2023	Jul. 17, 2022	Jan. 07, 2024	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Increase (Decrease) in Temporary Equity
Beginning balance	$ 75,262	$ 73,488	$ 53,468	$ 52,218	$ 53,468	$ 52,218	$ 44,718	$ 42,018
Issuance of shares					19,843
Temporary Equity, Accretion to Redemption Value			1,423		1,423
Accretion of Cumulative Dividends	350	394	134		878
Conversion in connection with the Reverse Recapitalization					(75,612)
Ending balance	0	$ 75,262	73,488	53,468	0	53,468	52,218	44,718
Series A Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance			1,151		1,151
Conversion in connection with the Reverse Recapitalization					(1,151)
Ending balance	0				0	1,151
Series B Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance			930		930
Conversion in connection with the Reverse Recapitalization					(930)
Ending balance	0				0	930
Series C Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance			300		300
Conversion in connection with the Reverse Recapitalization					(300)
Ending balance	0				0	300
Series D Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance			10,340		10,340
Conversion in connection with the Reverse Recapitalization					(10,340)
Ending balance	0				0	10,340
Series E Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance			2,207		2,207
Conversion in connection with the Reverse Recapitalization					(2,207)
Ending balance	0				0	2,207
Series F Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance			27,290		27,290
Issuance of shares								200
Conversion in connection with the Reverse Recapitalization					(27,290)
Ending balance	0				0	27,290
Series G Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance			3,550		3,550
Issuance of shares				1,050				$ 2,500
Conversion in connection with the Reverse Recapitalization					(3,550)
Ending balance	0				0	3,550
Series H Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance			7,700		7,700
Issuance of shares				$ 200			$ 7,500
Conversion in connection with the Reverse Recapitalization					(7,700)
Ending balance	0				0	7,700
Series I Preferred Stock
Increase (Decrease) in Temporary Equity
Beginning balance			$ 0		0
Issuance of shares					19,843
Temporary Equity, Accretion to Redemption Value					1,423
Accretion of Cumulative Dividends					878
Conversion in connection with the Reverse Recapitalization					(22,144)
Ending balance	$ 0				$ 0	$ 0